NOTES PAYABLE - DIRECT CORPORATE OBLIGATIONS (7.0% DEBENTURES) (NARRATIVE) (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended			0 Months Ended
	Jul. 02, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 04, 2012	May 30, 2014	Jul. 01, 2013 Rate	May 31, 2013	Mar. 28, 2013 Rate	May 31, 2010
Debt Instrument [Line Items]
Notes payable – direct corporate obligations		794,400,000	856,400,000
Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount										293,000,000
Interest rate		7.00%				7.00%				7.00%
Principle amount of debt repurchased						3,500,000		4,500,000
Debt Instrument, Repurchase Amount						3,700,000		9,400,000
Par Value of Each Convertible Senior Debenture							1,000		1,000
Convertible Debt Repurchase Tender Offer, Average Volume Weighted Average, Amount Per Share (in dollars per share)									$ 11.2393
Conversion Rate for Convertible Senior Debentures							184.3127		183.5145
Convertible Debt Repurchase Tender Offer Addition to Multiplier, Amount Per Share (in dollars per share)									$ 61.25
Final Purchase Price Per Principal Amount of Each Convertible Senior Debenture									2,123.82
Convertible Debentures Submitted for Conversion, Face Amount							25,700,000
Conversion of 7.0% debentures (in shares)	4,700	0	4,739	0
Notes Payable, Other Payables [Member] | Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt					355,100,000
Discount Rate on Estimated Fair Market Value of Convertible Debentures					2.80%
Principle amount of debt repurchased			63,800,000						59,300,000
Debt Instrument, Repurchase Amount									124,800,000
Paulson & Co. Inc. [Member] | Notes Payable, Other Payables [Member] | Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Notes payable – direct corporate obligations				200,000,000	$ 200,000,000